Summary of Significant Accounting Policies (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	$ 30,926	$ 78,788
Impairment loss of goodwill		1,362,044
Carrying amount of goodwill	1,721,901				$ 1,780,569
Advance from customer	103,596				$ 143,723
Advance from customers and recognized	57,737	209,083
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Line of credit			$ 6,201,166	¥ 45,000,000
Continuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	30,926	78,788
Discontinuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	1,590	946,578
Goodwill [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss of goodwill		$ 1,362,044